Financial Income, net	12 Months Ended
Dec. 31, 2021
Financial Income, net.
Financial Income, net

13.  Financial Income, net

	Year Ended December 31,
	2019	2020	2021
Realized interest income and investment income	3,326	3,073	8,045
Gain on disposal of long-term investment	—	147	—
Realized gain of bridge loan conversion to investment (Note 9(1))	—	—	1,218
Fair value change of short-term investments	—	—	(1,998)
Fair value change of long-term investments	—	—	(53)
Others	—	—	74
Total financial income, net	3,326	3,220	7,286